Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Mortgage servicing rights	$ 151,323	$ 166,907	$ 169,747
Derivatives	61,886	72,510
Fair Value, Measurements, Recurring
Assets
Investment securities available-for-sale	5,009,823	5,236,852
Trading account securities, excluding derivatives	436,330	546,230
Mortgage servicing rights	151,323	166,907
Derivatives	61,887	72,993
Total	5,659,363	6,022,982
Liabilities
Derivatives	(66,700)	(76,344)
Trading liabilities		(10,459)
Business Acquisition, Contingent Consideration, at Fair Value	(99,762)	(92,994)
Equity Appreciation Instrument		(9,945)
Total	(166,462)	(189,742)
Fair Value, Measurements, Recurring | U.S. Treasury securities
Assets
Investment securities available-for-sale	38,668	38,136
Fair Value, Measurements, Recurring | Obligations of U.S. Government sponsored entities
Assets
Investment securities available-for-sale	985,546	1,211,304
Fair Value, Measurements, Recurring | Obligations of Puerto Rico, States and political subdivisions
Assets
Investment securities available-for-sale	58,728	52,702
Trading account securities, excluding derivatives	90,332	16,438
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Investment securities available-for-sale	1,697,642	1,238,294
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Investment securities available-for-sale	57,792	84,938
Fair Value, Measurements, Recurring | Mortgage backed securities
Assets
Investment securities available-for-sale	2,139,569	2,576,155
Trading account securities, excluding derivatives	325,205	493,044
Fair Value, Measurements, Recurring | Equity securities (without contractual maturity)
Assets
Investment securities available-for-sale	6,916	9,475
Fair Value, Measurements, Recurring | Other
Assets
Investment securities available-for-sale	24,962	25,848
Trading account securities, excluding derivatives	17,248	33,233
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations
Assets
Trading account securities, excluding derivatives	3,545	3,515
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Assets
Investment securities available-for-sale	3,465	3,952
Trading account securities, excluding derivatives	0	0
Mortgage servicing rights	0	0
Derivatives	0	0
Total	3,465	3,952
Liabilities
Derivatives	0	0
Trading liabilities		0
Business Acquisition, Contingent Consideration, at Fair Value	0	0
Equity Appreciation Instrument		0
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | U.S. Treasury securities
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Obligations of U.S. Government sponsored entities
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Obligations of Puerto Rico, States and political subdivisions
Assets
Investment securities available-for-sale	0	0
Trading account securities, excluding derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Mortgage backed securities
Assets
Investment securities available-for-sale	0	0
Trading account securities, excluding derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Equity securities (without contractual maturity)
Assets
Investment securities available-for-sale	3,465	3,952
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Other
Assets
Investment securities available-for-sale	0	0
Trading account securities, excluding derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Collateralized Mortgage Obligations
Assets
Trading account securities, excluding derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Assets
Investment securities available-for-sale	4,998,923	5,225,141
Trading account securities, excluding derivatives	407,709	520,436
Mortgage servicing rights	0	0
Derivatives	61,887	72,993
Total	5,468,519	5,818,570
Liabilities
Derivatives	(66,700)	(76,344)
Trading liabilities		(10,459)
Business Acquisition, Contingent Consideration, at Fair Value	0	0
Equity Appreciation Instrument		(9,945)
Total	(66,700)	(96,748)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | U.S. Treasury securities
Assets
Investment securities available-for-sale	38,668	38,136
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Obligations of U.S. Government sponsored entities
Assets
Investment securities available-for-sale	985,546	1,211,304
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Obligations of Puerto Rico, States and political subdivisions
Assets
Investment securities available-for-sale	58,728	52,702
Trading account securities, excluding derivatives	90,332	16,438
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Investment securities available-for-sale	1,697,642	1,238,294
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Investment securities available-for-sale	57,792	84,938
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Mortgage backed securities
Assets
Investment securities available-for-sale	2,132,134	2,568,396
Trading account securities, excluding derivatives	303,428	472,806
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Equity securities (without contractual maturity)
Assets
Investment securities available-for-sale	3,451	5,523
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other
Assets
Investment securities available-for-sale	24,962	25,848
Trading account securities, excluding derivatives	13,212	30,423
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations
Assets
Trading account securities, excluding derivatives	737	769
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Assets
Investment securities available-for-sale	7,435	7,759
Trading account securities, excluding derivatives	28,621	25,794
Mortgage servicing rights	151,323	166,907
Derivatives	0	0
Total	187,379	200,460
Liabilities
Derivatives	0	0
Trading liabilities		0
Business Acquisition, Contingent Consideration, at Fair Value	(99,762)	(92,994)
Equity Appreciation Instrument		0
Total	(99,762)	(92,994)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | U.S. Treasury securities
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Obligations of U.S. Government sponsored entities
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Obligations of Puerto Rico, States and political subdivisions
Assets
Investment securities available-for-sale	0	0
Trading account securities, excluding derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Mortgage backed securities
Assets
Investment securities available-for-sale	7,435	7,759
Trading account securities, excluding derivatives	21,777	20,238
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Equity securities (without contractual maturity)
Assets
Investment securities available-for-sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Other
Assets
Investment securities available-for-sale	0	0
Trading account securities, excluding derivatives	4,036	2,810
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Collateralized Mortgage Obligations
Assets
Trading account securities, excluding derivatives	$ 2,808	$ 2,746